UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                      FORM 13F

                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: NorthRoad Capital Management LLC
Address: 295 Madison Avenue, 27th Floor, New York, NY 10017
Form 13F File Number: 028-10409

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: Chief Compliance Officer and Corporate Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
February 12, 2013

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 57
Form 13F Information Table Value Total: $259,708 (thousands)

                                                      FORM 13F INFORMATION TABLE

                                                VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS SOLE      SHARED NONE
------------------------------ ----- --------- -------- -------- --- ---- ------- ----- -------- -------- --------
3M Company                     COM   88579Y101     1036    11155 SH       SOLE            10518               637
ABB Ltd - Spon ADR             ADR   000375204     5980   287630 SH       SOLE           284775              2855
Accenture PLC - Class A        COM   G1151C101     1050    15788 SH       SOLE            14889               899
Akzo Nobel                     ADR   010199305     7067   314087 SH       SOLE           311177              2910
Allianz SE                     ADR   018805101     5308   384054 SH       SOLE           380354              3700
AXA Sponsored ADR              ADR   054536107     4643   254848 SH       SOLE           251228              3620
Becton, Dickinson              COM   075887109      807    10321 SH       SOLE             9726               595
BHP Billition LTD - Spon ADR   ADR   088606108     5871    74872 SH       SOLE            73619              1253
Canon Inc.                     ADR   138006309     6499   165739 SH       SOLE           163106              2633
Carrefour SA - Sponsored ADR   ADR   144430204     2951   573007 SH       SOLE           568227              4780
Cisco Systems Inc.             COM   17275R102      848    43138 SH       SOLE            40648              2490
Compass Group PLC              ADR   20449X203     4759   397272 SH       SOLE           393342              3930
Credit Suisse Group Sp ADR     ADR   225401108     4779   194565 SH       SOLE           192630              1935
CRH PLC - Sponsored ADR        ADR   12626K203     5934   291748 SH       SOLE           286968              4780
Diageo                         ADR   25243Q205     7320    62791 SH       SOLE            61688              1103
Eni S.p.A. - Sponsored ADR     ADR   26874R108     7809   158907 SH       SOLE           156731              2176
Ericsson (LM) Tel-SP ADR       ADR   294821608     5340   528682 SH       SOLE           520049              8633
France Telecom SA - Spons ADR  ADR   35177Q105     3132   283438 SH       SOLE           281263              2175
Givaudan SA - Unsponsored ADR  ADR   37636P108     6375   302112 SH       SOLE           297532              4580
GlaxoSmithkline                ADR   37733W105     7599   174813 SH       SOLE           172037              2776
HSBC Holdings                  ADR   404280406     7790   146786 SH       SOLE           144565              2221
Imperial Tobacco Group PLC     ADR   453142101     5241    67635 SH       SOLE            66424              1211
Infosys Technologies           ADR   456788108     3495    82635 SH       SOLE            81695               940
International Business Machine COM   459200101      967     5049 SH       SOLE             4755               294
Jacobs Engineering Group, Inc. COM   469814107      709    16653 SH       SOLE            15688               965
Johnson & Johnson              COM   478160104      936    13359 SH       SOLE            12528               831
JPMorgan Chase & Co.           COM   46625H100      801    18210 SH       SOLE            17150              1060
KAO Corp Sponsored             ADR   485537302     5857   225541 SH       SOLE           223191              2350
Markel Corporation             COM   570535104      631     1457 SH       SOLE             1372                85
McDonald's Corporation         COM   580135101      842     9546 SH       SOLE             8991               555
Microsoft Corporation          COM   594918104      749    28058 SH       SOLE            26405              1653
Mitsubishi UFJ Financial Group ADR   606822104     6684  1233146 SH       SOLE          1213006             20140
Nestle SA Spons ADR            ADR   641069406     9044   138783 SH       SOLE           136531              2252
Northern Tr Corp               COM   665859104      726    14470 SH       SOLE            13635               835
Novartis Ag                    ADR   66987V109    11184   176675 SH       SOLE           174168              2507
NTT Docomo Inc                 ADR   62942M201     3719   258054 SH       SOLE           255404              2650
Omnicom Group Inc.             COM   681919106      851    17032 SH       SOLE            16042               990
Oracle Corporation             COM   68389X105      884    26520 SH       SOLE            24970              1550
PepsiCo Inc.                   COM   713448108      968    14149 SH       SOLE            13346               803
Petroleo Brasileiro SA Petrobr ADR   71654V408     4703   241555 SH       SOLE           237230              4325
Pfizer Inc.                    COM   717081103     1104    44033 SH       SOLE            41293              2740
Reed Elsevier PLC - Spon ADR   ADR   758205207     5682   135149 SH       SOLE           133759              1390
Roche Holdings Ltd - Spons ADR ADR   771195104     9056   179334 SH       SOLE           176364              2970
Royal Dutch Shell PLC-ADR      ADR   780259206     8101   117487 SH       SOLE           115569              1918
Sanofi                         ADR   80105N105     8168   172393 SH       SOLE           169579              2814
SAP AG - Sponsored ADR         ADR   803054204     7885    98094 SH       SOLE            97114               980
Schlumberger Ltd               COM   806857108     1061    15313 SH       SOLE            14676               637
Schneider Electric SA          ADR   80687P106     6723   454563 SH       SOLE           450278              4285
SECOM Co. Ltd. - Unsponsored   ADR   813113206     5324   424577 SH       SOLE           420652              3925
Syngenta                       ADR   87160A100     7441    92088 SH       SOLE            91138               950
Target Corporation             COM   87612E106      920    15548 SH       SOLE            14658               890
Tesco PLC Sponsored ADR        ADR   881575302     6812   410838 SH       SOLE           406698              4140
Teva Pharmaceutical Industries ADR   881624209     3418    91539 SH       SOLE            90584               955
Total SA - Sponsored ADR       ADR   89151E109     6671   128257 SH       SOLE           126151              2106
Unilever Plc-Sponsored ADR     ADR   904767704     9281   239693 SH       SOLE           235629              4064
Vodafone Group                 ADR   92857W209     4334   172065 SH       SOLE           170360              1705
WPP plc - Sponsored ADR        ADR   92937A102     5840    80114 SH       SOLE            79319               795